Condensed Consolidated Balance Sheets (Unaudited) - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Assets
Cash and Cash Equivalents	¥ 1,185,961	¥ 1,039,870
Restricted Cash	88,242	93,342
Investment in Direct Financing Leases	1,214,698	1,204,024
Installment Loans The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2017 ¥19,232 million September 30, 2017 ¥14,735 million	2,825,895	2,815,706
Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses	(57,976)	(59,227)
Investment in Operating Leases	1,334,675	1,313,164
Investment in Securities The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2017 ¥24,894 million September 30, 2017 ¥34,031 million	1,849,333	2,026,512
Property under Facility Operations	404,967	398,936
Investment in Affiliates	594,430	524,234
Trade Notes, Accounts and Other Receivable	276,278	283,427
Inventories	129,882	117,863
Office Facilities	109,975	110,781
Other Assets	1,469,676	1,363,263
Total Assets	11,426,036	11,231,895
Liabilities:
Short-Term Debt	335,665	283,467
Deposits	1,698,428	1,614,608
Trade Notes, Accounts and Other Payable	211,910	251,800
Policy Liabilities and Policy Account Balances The amounts which are measured at fair value by electing the fair value option are as follows: March 31, 2017 ¥605,520 million September 30, 2017 ¥517,019 million	1,542,450	1,564,758
Current and Deferred Income Taxes	408,298	445,712
Long-Term Debt	3,867,551	3,854,984
Other Liabilities	607,162	562,393
Total Liabilities	8,671,464	8,577,722
Redeemable Noncontrolling Interests	6,730	6,548
Commitments and Contingent Liabilities
Equity:
Common Stock	220,563	220,524
Additional Paid-in Capital	267,634	268,138
Retained Earnings	2,205,281	2,077,474
Accumulated Other Comprehensive Income (Loss)	(6,714)	(21,270)
Treasury Stock, at Cost	(76,024)	(37,168)
ORIX Corporation Shareholders' Equity	2,610,740	2,507,698
Noncontrolling Interests	137,102	139,927
Total Equity	2,747,842	2,647,625
Total Liabilities and Equity	11,426,036	11,231,895
Variable Interest Entity, Primary Beneficiary
Assets
Cash and Cash Equivalents	4,511	5,674
Investment in Direct Financing Leases	65,358	90,822
Installment Loans (Net of Allowance for Doubtful Receivables on Direct Financing Leases and Probable Loan Losses)	44,049	186,818
Investment in Operating Leases	131,578	151,686
Property under Facility Operations	110,234	109,656
Investment in Affiliates	52,887	53,046
Other Assets	70,191	105,591
Total Assets	478,808	703,293
Liabilities:
Trade Notes, Accounts and Other Payable	1,117	2,998
Long-Term Debt	298,357	438,473
Other Liabilities	6,599	10,391
Total Liabilities	¥ 306,073	¥ 451,862